Shareholder Report, Average Annual Return (Details) 194871_Leverage Shares 2x Long PLTR Daily ETF_TF_TSR Annual {TF}	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Leverage Shares 2X Long PLTR Daily ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Leverage Shares 2x Long PLTR Daily ETF NAV
Average Annual Return, Percent	180.23%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	25.52%